LOSS PER SHARE - Share options and restricted share units outstanding excluded from calculation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share options and Nonvested restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from the calculation of diluted loss per share (in shares)	6,136,483	7,223,033	8,312,535